11. Finance Income and Finance Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/ (costs) - net	€ (6,647)	€ 15	€ 60
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/ (costs) - net	(95)	(483)	(847)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/ (costs) - net	(6,693)	(175)	651
Interest on certificates of deposit with maturities of more than three months
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/ (costs) - net	186	602	5
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/ (costs) - net	€ (45)	€ 71	€ 251